Investments Under Resale Agreements and Obligations Under Repurchase Agreements	12 Months Ended
Dec. 31, 2020
Disclosure of repurchase and reverse repurchase agreements [text block] [Abstract]
Investments under resale agreements and obligations under repurchase agreements
8.	Investments under Resale Agreements and Obligations under Repurchase Agreements:

(a)	Rights arising from resale repurchase agreements: The Bank provides financing to its customers through Repurchase Agreements and securities lending, in which the financial instrument serves as collateral. As of December 31, 2019 and 2020, the Bank has the following receivables resulting from such transactions:

	Up to 1 month		Over 1 month and up to 3 months		Over 3 months and up to 12 months		Over 1 year and up to 3 years		Over 3 years and up to 5 years		Over 5 years		Total
	2019	2020	2019	2020	2019	2020	2019	2020	2019	2020	2019	2020	2019	2020
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Instruments issued by the Chilean Governments and Central Bank of Chile
Central Bank bonds	11,184	—	—	—	—	—	—	—	—	—	—	—	11,184	—
Central Bank promissory notes	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Other instruments issued by the Chilean Government and Central Bank	18,459	10,006	—	—	—	—	—	—	—	—	—	—	18,459	10,006
Subtotal	29,643	10,006	—	—	—	—	—	—	—	—	—	—	29,643	10,006
Other Instruments issued in Chile
Deposit promissory notes from domestic banks	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Mortgage bonds from domestic banks	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Bonds from domestic banks	15,407	—	—	—	—	—	—	—	—	—	—	—	15,407	—
Deposits in domestic banks	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Bonds from other Chilean companies	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Other instruments issued in Chile	57,007	29,089	29,393	20,591	10,879	16,721	—	—	—	—	—	—	97,279	66,401
Subtotal	72,414	29,089	29,393	20,591	10,879	16,721	—	—	—	—	—	—	112,686	66,401
Instruments issued by foreign institutions
Instruments from foreign governments or Central Bank	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Other instruments	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Subtotal	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Total	102,057	39,095	29,393	20,591	10,879	16,721	—	—	—	—	—	—	142,329	76,407

Securities received:

As part of investments under resale agreements the Bank has received securities that it is allowed to sell or give as collateral in case the owner of these instruments enters into default or in bankruptcy. As of December 31, 2020 the Bank held securities with a fair value of Ch$82,585 million (Ch$142,370 million in 2019).

(b)	Obligations arising from repurchase agreements: The Bank obtains financing by selling financial instruments and agreeing to repurchase them in the future, plus interest at a prefixed rate. As of December 31, 2019 and 2020, the repurchase agreements are the following:

	Up to 1 month		Over 1 month and up to 3 months		Over 3 months and up to 12 m nths		Over 1 year and up to 3 years		Over 3 years and up to 5 years		Over 5 years		Total
	2019	2020	2019	2020	2019	2020	2019	2020	2019	2020	2019	2020	2019	2020
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Instruments issued by the Chilean Governments and Central Bank of Chile
Central Bank bonds	7,301	—	—	—	—	—	—	—	—	—	—	—	7,301	—
Central Bank promissory notes	9,067	183,083	—	—	—	—	—	—	—	—	—	—	9,067	183,083
Other instruments issued by the Chilean Government and Central Bank	—	47,763	—	—	—	—	—	—	—	—	—	—	—	47,763
Subtotal	16,368	230,846	—	—	—	—	—	—	—	—	—	—	16,368	230,846
Other Instruments issued in Chile
Deposit promissory notes from domestic banks	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Mortgage bonds from domestic banks	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Bonds from domestic banks	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Deposits in domestic banks	280,696	57,648	8,583	43	—	—	—	—	—	—	—	—	289,279	57,691
Bonds from other Chilean companies	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Other instruments issued in Chile	1,647	380	—	—	1,440	—	—	—	—	—	—	—	3,087	380
Subtotal	282,343	58,028	8,583	43	1,440	—	—	—	—	—	—	—	292,366	58,071
Instruments issued by foreign institutions
Instruments from foreign governments or central bank	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Other instruments issued by foreign	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Subtotal	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Total	298,711	288,874	8,583	43	1,440	—	—	—	—	—	—	—	308,734	288,917

Securities sold:

The fair value of the financial instruments delivered as collateral by the Bank and its subsidiaries, in sales transactions with repurchase agreements and securities lending as of December 31, 2020 amounts to Ch$288,523 million (Ch$305,593 million in December 2019). In the event that the Bank and its subsidiaries enter into default or bankruptcy, the counterparty is authorized to sell or deliver these investments as collateral.